Supplemental information (Tables)	12 Months Ended
Dec. 31, 2025
Supplemental information
Summary of changes in non-working capital

Changes in non-cash working capital was comprised of the following:

	Year Ended
	Dec 31, 2025	Dec 31, 2024
Changes in:
Accounts receivable	36,961	(55,567)
Crude oil inventory	(5,927)	16,639
Prepaid expenses	21,698	(3,090)
Accounts payable and accrued liabilities	45,355	45,040
Income taxes payable	(90,591)	(185,030)
Dividends payable	(18,521)	2,294
Working capital assumed in acquisitions	(36,556)	—
Working capital disposed	3,744	—
Foreign exchange	(2,893)	9,985
Changes in non-cash working capital	(46,730)	(169,729)

Changes in non-cash operating working capital	(4,104)	(182,698)
Changes in non-cash investing working capital	(40,360)	10,213
Changes in non-cash financing working capital	(2,266)	2,756
Changes in non-cash working capital	(46,730)	(169,729)

Schedule of components of cash and cash equivalents

Cash and cash equivalents was comprised of the following:

	As at
	Dec 31, 2025	Dec 31, 2024
Cash on deposit with financial institutions	19,087	124,938
Guaranteed investment certificates	—	6,792
Cash and cash equivalents	19,087	131,730

Summary of wages and benefits

Wages and benefits included in operating expenses and general and administration expenses were:

	Year Ended
	Dec 31, 2025	Dec 31, 2024
Operating expense	98,413	92,062
General and administration expense	83,204	73,817
Wages and benefits	181,617	165,879

Summary of contractual obligations and commitments

As at December 31, 2025, Vermilion had the following contractual obligations and commitments:

($M)	Less than 1 year	1 - 3 years	3 - 5 years	After 5 years	Total
Long-term debt(1)	80,587	166,190	871,135	619,392	1,737,304
Lease obligations(2)	21,183	34,920	32,375	42,702	131,180
Processing and transportation agreements	87,314	160,649	170,468	780,778	1,199,209
Purchase obligations	60,247	14,566	1,308	753	76,874
Drilling and service agreements	46,849	—	—	—	46,849
Total contractual obligations and commitments	296,180	376,325	1,075,286	1,443,625	3,191,416
(1)	Includes interest on senior unsecured notes.
(2)	Includes undiscounted IFRS 16 - Leases obligations of $76.3 million as at December 31, 2025, surface lease rental commitments of $54.9 million.
(3)	Commitments denominated in foreign currencies have been translated using the related spot rates on December 31, 2025.

Summary of outstanding risk management positions

				Weighted		Weighted		Weighted		Weighted	Daily	Weighted
			Daily	Average	Daily	Average	Daily	Average	Daily	Average	Bought	Average
			Bought Put	Bought Put	Sold Call	Sold Call	Sold Put	Sold Put	Sold Swap	Sold Swap	Swap	Bought
	Unit	Currency	Volume	Price	Volume	Price	Volume	Price	Volume	Price	Volume	Swap Price
AECO
Q1 2026	mcf	CAD	78,195	2.81	78,195	4.33	—	—	120,847	3.38	—	—
Q2 2026	mcf	CAD	4,739	3.17	4,739	4.22	—	—	132,694	3.30	—	—
Q3 2026	mcf	CAD	4,739	3.17	4,739	4.22	—	—	132,694	3.30	—	—
Q4 2026	mcf	CAD	26,735	2.95	26,735	4.74	—	—	107,557	3.33	—	—
Q1 2027	mcf	CAD	33,174	2.90	33,174	4.85	—	—	99,521	3.16	—	—
Q2 2027	mcf	CAD	—	—	—	—	—	—	90,043	3.13	—	—
Q3 2027	mcf	CAD	—	—	—	—	—	—	90,043	3.13	—	—
Q4 2027	mcf	CAD	12,569	2.64	12,569	4.96	—	—	90,043	3.13	—	—
Q1 2028	mcf	CAD	18,956	2.64	18,956	4.96	—	—	—	—	—	—
NYMEX Henry Hub
Q1 2026	mcf	USD	24,000	3.50	24,000	4.49	—	—	—	—	—	—
Q2 2026	mcf	USD	24,000	3.50	24,000	4.49	—	—	—	—	—	—
Q3 2026	mcf	USD	24,000	3.50	24,000	4.49	—	—	—	—	—	—
Q4 2026	mcf	USD	24,000	3.50	24,000	4.49	—	—	—	—	—	—
Q1 2027	mcf	USD	—	—	—	—	—	—	24,000	3.76	—	—
Q2 2027	mcf	USD	—	—	—	—	—	—	24,000	3.76	—	—
Q3 2027	mcf	USD	—	—	—	—	—	—	24,000	3.76	—	—
Q4 2027	mcf	USD	—	—	—	—	—	—	24,000	3.76	—	—
Q1 2028	mcf	USD	—	—	24,000	6.29	—	—	—	—	—	—
Q2 2028	mcf	USD	—	—	24,000	6.29	—	—	—	—	—	—
Q3 2028	mcf	USD	—	—	24,000	6.29	—	—	—	—	—	—
Q4 2028	mcf	USD	—	—	24,000	6.29	—	—	—	—	—	—

				Weighted		Weighted		Weighted		Weighted	Daily	Weighted
			Daily	Average	Daily	Average	Daily	Average	Daily	Average	Bought	Average
			Bought Put	Bought Put	Sold Call	Sold Call	Sold Put	Sold Put	Sold Swap	Sold Swap	Swap	Bought
	Unit	Currency	Volume	Price	Volume	Price	Volume	Price	Volume	Price	Volume	Swap Price
TTF
Q1 2026	mcf	EUR	36,851	7.86	24,567	11.66	36,851	3.97	11,055	10.47	—	—
Q2 2026	mcf	EUR	24,567	7.39	24,567	11.66	24,567	3.02	20,882	9.77	—	—
Q3 2026	mcf	EUR	24,567	7.39	24,567	11.66	24,567	3.02	13,512	9.36	—	—
Q4 2026	mcf	EUR	28,253	7.43	28,253	11.66	28,253	2.93	12,284	8.91	—	—
Q1 2027	mcf	EUR	28,253	7.43	28,253	11.66	28,253	2.93	9,827	9.87	—	—
Q2 2027	mcf	EUR	—	—	—	—	—	—	18,153	9.09	—	—
Q3 2027	mcf	EUR	—	—	—	—	—	—	18,153	9.09	—	—
Q4 2027	mcf	EUR	—	—	—	—	—	—	18,153	9.09	—	—
Buy TTF, Sell THE Basis
Q1 2026	mcf	EUR	—	—	—	—	—	—	10,236	1.15	—	—
WTI
Q1 2026	bbl	USD	11,500	60.42	13,000	67.93	11,500	48.63	1,500	62.76	500	62.27
Q2 2026	bbl	USD	11,000	62.73	12,000	70.14	11,000	50.70	2,000	62.00	500	62.27
Q3 2026	bbl	USD	9,000	62.89	9,000	71.19	9,000	50.42	—	—	—	—
Q4 2026	bbl	USD	9,000	62.89	9,000	71.19	9,000	50.42	—	—	—	—
C5-WTI Differential
Q1 2026	bbl	USD	—	—	—	—	—	—	2,000	0.05	—	—
Q2 2026	bbl	USD	—	—	—	—	—	—	659	0.05	—	—
Conway
Q1 2026	bbl	USD	—	—	—	—	—	—	1,000	31.13	—	—
Q2 2026	bbl	USD	—	—	—	—	—	—	1,000	31.13	—	—

VET Equity Swaps		Initial Share Price		Share Volume
Swap	Jan 2020 - Apr 2027	20.9788	CAD	2,250,000
Swap	Jan 2020 - Jul 2027	22.4587	CAD	1,500,000

Foreign			Monthly Bought Put		Weighted Average	Monthly Sold Call		Weighted Average	Monthly Sold Swap	Weighted Average
Exchange		Period	Amount		Bought Put Price	Amount		Sold Call Price	Amount	Sold Swap Price
Collar	Sell USD, Buy CAD	Jan 2026 - Jun 2026	11,000,000	USD	1.3500	11,000,000	USD	1.4403	—	—
Collar	Sell USD, Buy CAD	Jan 2026 - Dec 2026	2,000,000	USD	1.3500	2,000,000	USD	1.4355	—	—

Cross Currency Interest Rate		Receive Notional Amount		Receive Rate	Pay Notional Amount		Pay Rate
Swap	Feb 2033	250,000,000	USD	7.250%	357,870,000	CAD	6.099%
Swap	Dec 2025 - Jan 2026	143,075,837	USD	SOFR + 2.350%	200,000,000	CAD	CORRA + 2.206%

Summary of sold option instruments counterparties

The following sold option instruments allow the counterparties, at the specified date, to enter into a derivative instrument contract with Vermilion at the detailed terms:

					Weighted		Weighted		Weighted		Weighted
			Option	Daily	Average	Daily	Average	Daily	Average	Daily Sold	Average
			Expiration	Bought Put	Bought Put	Sold Call	Sold Call	Sold Put	Sold Put	Swap	Sold Swap
Period if Option Exercised	Unit	Currency	Date	Volume	Price	Volume	Price	Volume	Price	Volume	Price
WTI
Jul 2026 - Dec 2026	bbl	USD	30-Jun-2026	—	—	—	—	—	—	1,000	70.00
Jul 2026 - Jun 2027	bbl	USD	30-Jun-2026	—	—	—	—	—	—	2,000	70.00
Jan 2027 - Dec 2027	bbl	USD	30-Sep-2026	—	—	—	—	—	—	1,000	70.00
TTF
Apr 2026 - Dec 2026	mcf	EUR	31-Mar-2026	—	—	—	—	—	—	4,913	8.79
Jan 2027 - Dec 2027	mcf	EUR	30-Jun-2026	—	—	—	—	—	—	2,457	10.26
Jan 2027 - Dec 2027	mcf	EUR	31-Dec-2026	—	—	—	—	—	—	4,913	10.26
Apr 2027 - Dec 2027	mcf	EUR	30-Sep-2026	—	—	—	—	—	—	4,913	10.26
Jan 2028 - Dec 2028	mcf	EUR	30-Sep-2027	—	—	—	—	—	—	4,913	8.79
Jan 2028 - Dec 2028	mcf	EUR	24-Dec-2027	—	—	—	—	—	—	4,913	8.79